Non-controlling interests - Changes in NCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Equity at beginning of period	€ 102,699	€ 98,753	€ 89,714
Total recognized income and expenses	887	7,183	3,258
Profit attributable to non-controlling interests	1,588	1,282	1,368
Change of perimeter	(39)	(197)	761
Dividends	(3,496)	(3,189)	(2,680)
Equity at end of period	106,833	102,699	98,753
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	11,761	10,713	8,909
Equity at end of period	12,344	11,761	10,713
Non-Controlling interest, Other comprehensive income
Non-controlling interests
Total recognized income and expenses	(583)	374	(572)
Exchange differences	(653)	360	(520)
Cash flow hedge	(11)	45	(1)
Available for sale - equity	(2)	(30)	22
Available for sale - fixed income	71	38	(100)
Other comprehensive income, Other	12	(39)	27
Which of: Other comprehensive income			6
Non-Controlling interest, Other elements
Non-controlling interests
Other	1,166	674	2,376
Profit attributable to non-controlling interests	1,588	1,282	1,368
Modification of participation rates	(819)	(28)	(168)
Change of perimeter	(39)	(197)	761
Dividends	(665)	(800)	(461)
Changes in capital and others concepts	€ 1,101	€ 417	€ 876